================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3275

                       Smith Barney Investment Funds Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

         125 Broad Street, New York, NY                     10004
    ----------------------------------------              ----------
    (Address of principal executive offices)              (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  APRIL 30
Date of reporting period: APRIL 30, 2004

================================================================================

ITEM 1.         REPORT TO STOCKHOLDERS.

        The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                           MULTIPLE DISCIPLINE FUNDS
                        LARGE CAP GROWTH AND VALUE FUND

        MULTIPLE DISCIPLINE SERIES  |  ANNUAL REPORT  |  APRIL 30, 2004



                              [LOGO] Smith Barney
                                     Mutual Funds
                 Your Serious Money. Professionally Managed./R/

         Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE

Letter from the Chairman..............................................  1
Manager Overview......................................................  3
Fund Performance......................................................  5
Historical Performance................................................  6
Schedule of Investments...............................................  7
Statement of Assets and Liabilities................................... 11
Statement of Operations............................................... 12
Statements of Changes in Net Assets................................... 13
Notes to Financial Statements......................................... 14
Financial Highlights.................................................. 19
Report of Independent Registered Public Accounting Firm............... 21
Additional Information................................................ 22
Tax Information....................................................... 24

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,
Over the 12-month period ended April 30, 2004, most broad U.S. stock and bond market indexes posted moderate gains. Stocks generally continued to outpace bonds, with large-capitalization stocks typically outperforming small- and mid-cap stocks and international stock markets generally outperforming the domestic stock market. The economic environment was dominated by uncertainty surrounding the sustainability of the domestic economic recovery, a continued focus on new job growth and a geopolitical environment centering on news from Iraq and new acts of terrorism.

Since the start of 2004, markets have been in a holding pattern -- volatility declined and returns were relatively muted. Equity markets seem to have priced in prospects of continued economic recovery and, in general, they were not disappointed. Both bond market and stock market participants were a bit unnerved by prospects for U.S. Federal Reserve tightening of key interest rates at some unknown future date, the continuing turmoil in Iraq, and the March 2004 bombings in Spain. Each of these elements had a negative influence on the stock market. Despite these concerns, however, the underlying economic and corporate earnings picture continued to improve through the end of the period.

So far this year, the economy overall has appeared to be growing at a pace similar to last year's rate. The ongoing recovery has been broad-based, with strength in the consumer sector, exports and business investment. Soaring corporate profit growth has led to vastly improved balance-sheet fundamentals in general, while highly stimulative monetary and fiscal policy continued to provide support, although the stimulative effects of fiscal policy could wane after tax-refund season ends this spring. Following a period of mixed employment news through the end of last year, job growth picked up substantially in the first calendar quarter of 2004.

Signs of increasing inflation have begun to mount in recent weeks. Fiscal and monetary policymakers have been stimulating the economy since 2000. The Fed has more or less said it prefers inflation to deflation in the current environment. However, we believe the recent pick-up in inflationary signals has increased the possibility that the Fed may raise interest rates sooner than anticipated, perhaps as early as this summer. Accordingly, the recent debate in the market has focused on the timing and magnitude of prospective rate increases.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.


    1 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 20, 2004


    2 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

                               MANAGER OVERVIEW

Special Shareholder Notice
On January 21, 2004, many changes took place affecting the fund's name, investment strategy and portfolio management team. The fund's name changed from Smith Barney Premier Selections Large Cap Fund to Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value Fund. In addition, the fund is now coordinated by overlay portfolio managers who purchase and sell securities for the fund on the basis of recommendations received from each segment's portfolio managers. The overlay portfolio managers essentially utilize the recommendations of each segment manager in a manner that is appropriate for the fund. For instance, the overlay managers identify and analyze duplicate positions that may occur if different segment managers recommend the same security for their respective segment, and they determine whether the size of each position is appropriate for the fund. Upon consultation with a fund's segment managers, the overlay portfolio managers may make adjustments if one of the segments become over- or underweighted as a result of market appreciation or depreciation. The overlay portfolio managers of the fund are Roger Paradiso and Kirstin Mobyed.

In addition, effective April 29, 2004, Smith Barney Class L shares were renamed Class C Shares. On February 2, 2004, initial sales charges on these shares were eliminated.

Market Overview
For the period, we were focused on building a portfolio of companies that we believe demonstrated sustainable solid earnings and cash flow growth. The momentum built by strong U.S. economic growth in 2003 was maintained during the period. Business confidence continued to strengthen as managements of financially strong large capitalization companies increased budgets for corporate spending, furthering innovation, growth, and eventually, the creation of new jobs.



                             PERFORMANCE SNAPSHOT*
                             AS OF APRIL 30, 2004
                           (excluding sales charges)

                                     6 Months 12 Months
Class A Shares                         6.54%    25.09%
Russell 1000 Index                     6.11%    23.90%
Lipper Large Cap Core Funds Category
 Average                               4.52%    19.51%

  *Prior to January 21, 2004, the fund followed different investment strategies under the name "Premier Selections Large Cap Fund."

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 6.09% and Class C shares returned 6.10% over the six months ended April 30, 2004. Excluding sales charges, Class B shares returned 24.14% and Class C shares returned 24.15% over the 12 months ended April 30, 2004.

  Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

  All index performance reflects no deduction for fees, expenses or taxes. The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.

  Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended April 30, 2004, calculated among the 1052 funds for the six-month period and among the 1020 funds for the 12-month period, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


    3 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

Performance Review
For the 12 months ended April 30, 2004, Class A shares of the Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value Fund, excluding sales charges, returned 25.09%. For the period, these shares outperformed the fund's benchmark, the Russell 1000 Index,/i/ which returned 23.90%, and the fund's Lipper large cap core funds category average, which returned 19.51%./ii /

Factors That Affected Fund Performance
The fund's performance during the period was fueled by positive returns from a number of holdings in a range of sectors, including the consumer staples, energy, telecommunication service and utilities sectors. Sectors that detracted from performance included the consumer discretionary, financials, healthcare, information technology, industrial, and material sectors.

Consumer staples stocks contributed positively overall to returns as the earnings growth of companies such as The Gillette Co. and PepsiCo, Inc. benefited from the continued strength in consumer spending and by a weaker U.S. dollar, which helped increase sales in overseas markets. The energy sector also contributed positively overall to the performance of the portfolio. The earnings growth of companies such as BP PLC and Exxon Mobil continued to improve as oil prices increased during the period. In addition, certain biotechnology companies, such as Genentech, Inc. and Biogen Idec Inc. also contributed positively to the portfolio's return due in part to increased earnings strength.

For the period, investments that detracted from the performance included some information technology stocks such as Intel Corp. and Texas Instruments Inc. In addition, our positions in certain financials, such as Berkshire Hathaway Inc. and Merrill Lynch, detracted from performance for the period. In our view, weakness in financials was due in part to investors focusing on the direction of interest rates and a growing concern earlier in the year regarding the sustainability of economic growth. We added to our position in Merrill Lynch during the period and increased our weighting in the brokerage industry because of current market valuations and prospects for stronger earnings and economic growth.

Thank you for your investment in the Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Roger Paradiso /s/ Kirstin Mobyed
Roger Paradiso     Kirstin Mobyed
Co-coordinating    Co-coordinating
Portfolio Manager  Portfolio Manager

May 20, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: American International Group, Inc. (4.51%), Berkshire Hathaway Inc. (4.42%), Pfizer Inc. (4.01%), Microsoft Corp. (3.77%), The Gillette Co. (2.92%), The Coca-Cola Co. (2.86%), Intel Corp. (2.72%), Merck & Co. Inc. (2.68%), Johnson & Johnson (2.64%), Texas Instruments Inc. (2.64%). Please refer to pages 7 through 10 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were: Financials (19.09%); Health Care (17.41%); Consumer Staples (16.26%); Information Technology (15.85%); Consumer Discretionary (11.12%). The fund's portfolio composition is subject to change at any time.

RISKS: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on fund performance. Foreign stocks are subject to certain risks of overseas investing not associated with domestic investing such as currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

/i/The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
/ii/Lipper, Inc. is a major independent mutual-fund tracking organization.
    Returns are based on the 12-month period ended April 30, 2004, calculated among the 1020 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

    4 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)


                                              Without Sales Charges/(1)/
                                    ----------------------------------------------
                                    Class A           Class B            Class C/(2)/
-------------------------------------------------------------------------------------
Twelve Months Ended 4/30/04          25.09%            24.14%               24.15%
----------------------------------------------------------------------------------
Inception* through 4/30/04           (5.57)            (6.28)               (6.28)
----------------------------------------------------------------------------------

                                                With Sales Charges/(3)/
                                    ----------------------------------------------
                                    Class A           Class B            Class C/(2)/
-------------------------------------------------------------------------------------
Twelve Months Ended 4/30/04          18.88%            19.14%               23.15%
----------------------------------------------------------------------------------
Inception* through 4/30/04           (6.60)            (6.48)               (6.28)
----------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)


                                              Without Sales Charges/(1)/
-------------------------------------------------------------------------------------
Class A (Inception* through
  4/30/04)                                            (23.45)%
----------------------------------------------------------------------------------
Class B (Inception* through
  4/30/04)                                            (26.12)
----------------------------------------------------------------------------------
Class C (Inception* through
  4/30/04)/(2)/                                       (26.12)
----------------------------------------------------------------------------------

(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2)On April 29, 2004, Class L shares were renamed as Class C shares.
(3)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within one year from purchase payment. The 1.00% initial sales charge on Class C shares is no longer imposed, effective February 2, 2004.
+ All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
* Inception date for Class A, B and C shares is August 31, 1999.

    5 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)


Value of $10,000 Invested in Class A, B and C Shares of the
Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value Fund vs. Russell 1000 Index+
--------------------------------------------------------------------------------
                           August 1999 -- April 2004

                                             [CHART]

              Smith Barney Multiple  Smith Barney Multiple  Smith Barney Multiple
               Discipline Funds -     Discipline Funds -     Discipline Funds -
                 Large Cap Growth     Large Cap Growth        Large Cap Growth
                 and Value Fund -      and Value Fund -        and Value Fund -
                 Class A Shares         Class B Shares          Class C Shares      Russell 1000 Index
              ---------------------  ---------------------   ---------------------  ------------------
Aug 31, 1999        $ 9,500                 $10,000                 $10,000               $10,000
Apr 2000             10,283                  10,772                  10,772                11,388
Apr 2001              9,365                   9,735                   9,735                 9,773
Apr 2002              8,057                   8,305                   8,305                 8,602
Apr 2003              5,813                   5,951                   5,951                 7,444
Apr 30, 2004          7,272                   7,315                   7,388                 9,223



+Hypothetical illustration of $10,000 invested in Class A, B and C shares on August 31, 1999 (inception date), assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares; and the deduction of the maximum 5.00% CDSC for Class B shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2004. The Russell 1000 Index is a capitalization weighted total return index which is comprised of 1,000 of some of the larger-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

 All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

    6 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

 SCHEDULE OF INVESTMENTS                                          APRIL 30, 2004


   SHARES                      SECURITY                       VALUE
-------------------------------------------------------------------------
COMMON STOCK -- 100.0%
CONSUMER DISCRETIONARY -- 11.1%
Household Durables -- 0.7%
      75,000 Newell Rubbermaid Inc.                       $   1,773,000
-----------------------------------------------------------------------
Internet & Catalog Retail -- 2.0%
     148,000 InterActiveCorp+                                 4,716,760
-----------------------------------------------------------------------
Media -- 5.5%
      80,000 Comcast Corp., Class A Shares+                   2,408,000
     228,000 Liberty Media Corp., Series A Shares+            2,494,320
      25,000 The News Corp. Ltd., Preferred Sponsored ADR       843,750
     212,800 Time Warner Inc.+                                3,579,296
     160,100 The Walt Disney Co.                              3,687,103
-----------------------------------------------------------------------
                                                             13,012,469
-----------------------------------------------------------------------
Multi-Line Retail -- 0.6%
      30,000 Target Corp.                                     1,301,100
-----------------------------------------------------------------------
Specialty Retail -- 2.3%
     156,600 The Home Depot, Inc.                             5,510,754
-----------------------------------------------------------------------
             TOTAL CONSUMER DISCRETIONARY                    26,314,083
-----------------------------------------------------------------------
CONSUMER STAPLES -- 16.2%
Beverages -- 4.2%
     134,000 The Coca-Cola Co.                                6,776,380
      58,000 PepsiCo, Inc.                                    3,160,420
-----------------------------------------------------------------------
                                                              9,936,800
-----------------------------------------------------------------------
Food & Drug Retailing -- 2.8%
     109,690 The Kroger Co.+                                  1,919,575
     205,900 Safeway Inc.+                                    4,725,405
-----------------------------------------------------------------------
                                                              6,644,980
-----------------------------------------------------------------------
Food Products -- 2.8%
      75,000 Kraft Foods Inc.                                 2,468,250
      67,600 Wm. Wrigley Jr. Co.                              4,170,920
-----------------------------------------------------------------------
                                                              6,639,170
-----------------------------------------------------------------------
Household Products -- 1.7%
      62,300 Kimberly-Clark Corp.                             4,077,535
-----------------------------------------------------------------------
Personal Products -- 2.9%
     168,900 The Gillette Co.                                 6,911,388
-----------------------------------------------------------------------
Tobacco -- 1.8%
      76,700 Altria Group, Inc.                               4,247,646
-----------------------------------------------------------------------
             TOTAL CONSUMER STAPLES                          38,457,519
-----------------------------------------------------------------------
ENERGY -- 5.1%
Oil & Gas -- 5.1%
      52,000 BP PLC, Sponsored ADR                            2,750,800
      40,800 ChevronTexaco Corp.                              3,733,200
      60,000 Royal Dutch Petroleum Co., New York Shares       2,919,600
      28,000 Total SA, Sponsored ADR                          2,579,360
-----------------------------------------------------------------------
             TOTAL ENERGY                                    11,982,960
-----------------------------------------------------------------------

                      See Notes to Financial Statements.

    7 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              APRIL 30, 2004


   SHARES                       SECURITY                        VALUE
-------------------------------------------------------------------------
FINANCIALS -- 19.1%
Banks -- 3.3%
      16,659 Bank of America Corp.                          $   1,340,883
     119,600 The Bank of New York Co., Inc.                     3,485,144
      46,000 Wachovia Corp.                                     2,104,500
      20,000 Washington Mutual, Inc.                              787,800
-------------------------------------------------------------------------
                                                                7,718,327
-------------------------------------------------------------------------
Diversified Financials -- 5.5%
      50,000 American Express Co.                               2,447,500
       9,500 Capital One Financial Corp.                          622,535
      10,000 The Goldman Sachs Group, Inc.                        967,500
      42,500 J.P. Morgan Chase & Co.                            1,598,000
     100,100 Merrill Lynch & Co., Inc.                          5,428,423
      23,500 Morgan Stanley                                     1,207,665
      35,000 Waddell & Reed Financial, Inc., Class A Shares       778,050
-------------------------------------------------------------------------
                                                               13,049,673
-------------------------------------------------------------------------
Insurance -- 10.3%
     148,900 American International Group, Inc.                10,668,685
         112 Berkshire Hathaway Inc., Class A Shares+          10,459,680
      28,600 The Hartford Financial Services Group, Inc.        1,746,888
      37,000 The St. Paul Travelers Cos., Inc.                  1,504,790
-------------------------------------------------------------------------
                                                               24,380,043
-------------------------------------------------------------------------
             TOTAL FINANCIALS                                  45,148,043
-------------------------------------------------------------------------
HEALTH CARE -- 17.4%
Biotechnology -- 4.2%
     102,800 Amgen Inc.+                                        5,784,556
      40,000 Biogen Idec Inc.+                                  2,360,000
      15,000 Genentech, Inc.+                                   1,842,000
-------------------------------------------------------------------------
                                                                9,986,556
-------------------------------------------------------------------------
Health Care Providers & Services -- 0.5%
      30,000 HCA Inc.                                           1,218,900
-------------------------------------------------------------------------
Pharmaceuticals -- 12.7%
      43,000 GlaxoSmithKline PLC, ADR                           1,806,000
     115,600 Johnson & Johnson                                  6,245,868
     134,700 Merck & Co., Inc.                                  6,330,900
     265,120 Pfizer Inc.                                        9,480,691
     236,900 Schering-Plough Corp.                              3,963,337
      56,800 Wyeth                                              2,162,376
-------------------------------------------------------------------------
                                                               29,989,172
-------------------------------------------------------------------------
             TOTAL HEALTH CARE                                 41,194,628
-------------------------------------------------------------------------
INDUSTRIALS -- 5.2%
Aerospace & Defense -- 0.8%
      43,000 The Boeing Co.                                     1,835,670
-------------------------------------------------------------------------
Commercial Services & Supplies -- 0.8%
      30,100 Avery Dennison Corp.                               1,933,323
-------------------------------------------------------------------------

                      See Notes to Financial Statements.

    8 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              APRIL 30, 2004


   SHARES                  SECURITY                    VALUE
----------------------------------------------------------------
Industrial Conglomerates -- 3.6%
     141,400 General Electric Co.                  $   4,234,930
     121,400 Honeywell International Inc.              4,198,012
----------------------------------------------------------------
                                                       8,432,942
----------------------------------------------------------------
             TOTAL INDUSTRIALS                        12,201,935
----------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.8%
Communications Equipment -- 2.9%
     130,000 Cisco Systems, Inc.+                      2,713,100
      80,000 Comverse Technology, Inc.+                1,308,800
     197,400 Nokia Oyj, Sponsored ADR                  2,765,574
----------------------------------------------------------------
                                                       6,787,474
----------------------------------------------------------------
Computers & Peripherals -- 3.8%
     127,600 Dell Inc.+                                4,428,996
     140,000 Hewlett-Packard Co.                       2,758,000
      19,600 International Business Machines Corp.     1,728,132
      50,000 Sun Microsystems, Inc.+                     195,000
----------------------------------------------------------------
                                                       9,110,128
----------------------------------------------------------------
Semiconductor Equipment & Products -- 5.3%
     249,800 Intel Corp.                               6,427,354
     248,700 Texas Instruments Inc.                    6,242,370
----------------------------------------------------------------
                                                      12,669,724
----------------------------------------------------------------
Software -- 3.8%
     343,700 Microsoft Corp.                           8,925,889
----------------------------------------------------------------
             TOTAL INFORMATION TECHNOLOGY             37,493,215
----------------------------------------------------------------
MATERIALS -- 2.4%
Metals & Mining -- 1.2%
      91,500 Alcoa Inc.                                2,813,625
----------------------------------------------------------------
Paper & Forest Products -- 1.2%
      73,000 International Paper Co.                   2,943,360
----------------------------------------------------------------
             TOTAL MATERIALS                           5,756,985
----------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 4.9%
Diversified Telecommunication Services -- 3.4%
      63,000 AT&T Corp.                                1,080,450
     117,600 SBC Communications Inc.                   2,928,240
     107,900 Verizon Communications Inc.               4,072,146
----------------------------------------------------------------
                                                       8,080,836
----------------------------------------------------------------
Wireless Telecommunication Services -- 1.5%
     250,000 AT&T Wireless Services, Inc.+             3,452,500
----------------------------------------------------------------
             TOTAL TELECOMMUNICATION SERVICES         11,533,336
----------------------------------------------------------------
UTILITIES -- 2.8%
Electric Utilities -- 1.0%
      55,000 Progress Energy, Inc.                     2,352,350
----------------------------------------------------------------
Gas Utilities -- 0.8%
      52,000 KeySpan Corp.                             1,879,800
----------------------------------------------------------------

                      See Notes to Financial Statements.

    9 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              APRIL 30, 2004


SHARES           SECURITY              VALUE
------------------------------------------------
Multi-Utilities -- 1.0%
114,580 NiSource Inc.               $  2,309,933
------------------------------------------------
        TOTAL UTILITIES                6,542,083
------------------------------------------------
        TOTAL INVESTMENTS -- 100.0%
        (Cost -- $231,976,175*)     $236,624,787
------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is $232,737,387.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

    10 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                              APRIL 30, 2004


ASSETS:
  Investments, at value (Cost -- $231,976,175)                $ 236,624,787
  Receivable for securities sold                                    488,687
  Dividends receivable                                              344,209
  Receivable for Fund shares sold                                   216,614
  Prepaid expenses                                                   19,584
---------------------------------------------------------------------------
  Total Assets                                                  237,693,881
---------------------------------------------------------------------------
LIABILITIES:
  Bank overdraft                                                    375,457
  Payable for securities purchased                                  296,106
  Management fee payable                                            149,532
  Payable for Fund shares reacquired                                148,465
  Distribution plan fees payable                                     81,273
  Accrued expenses                                                   85,868
---------------------------------------------------------------------------
  Total Liabilities                                               1,136,701
---------------------------------------------------------------------------
Total Net Assets                                              $ 236,557,180
---------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                 $      28,280
  Capital paid in excess of par value                           400,169,318
  Accumulated net realized loss from investment transactions   (168,289,030)
  Net unrealized appreciation of investments                      4,648,612
---------------------------------------------------------------------------
Total Net Assets                                              $ 236,557,180
---------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                         6,656,967
---------------------------------------------------------------------------
  Class B                                                        12,574,182
---------------------------------------------------------------------------
  Class C                                                         9,048,362
---------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                      $8.55
---------------------------------------------------------------------------
  Class B *                                                           $8.31
---------------------------------------------------------------------------
  Class C *                                                           $8.31
---------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                         $9.00
---------------------------------------------------------------------------

* Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

    11 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

 STATEMENT OF OPERATIONS                       FOR THE YEAR ENDED APRIL 30, 2004


INVESTMENT INCOME:
  Dividends                                                   $  3,527,907
  Interest                                                          40,683
  Less: Foreign withholding tax                                    (24,295)
-------------------------------------------------------------------------
  Total Investment Income                                        3,544,295
-------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 5)                                2,023,174
  Management fee (Note 2)                                        1,837,233
  Transfer agency services (Note 5)                                232,496
  Shareholder communications (Note 5)                               55,032
  Audit and legal                                                   37,250
  Custody                                                           28,523
  Registration fees                                                 27,660
  Directors' fees                                                   16,634
  Other                                                              7,678
-------------------------------------------------------------------------
  Total Expenses                                                 4,265,680
-------------------------------------------------------------------------
Net Investment Loss                                               (721,385)
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized Gain From Investment Transactions (excluding
  short-term investments):
   Proceeds from sales                                         182,272,664
   Cost of securities sold                                     167,940,587
-------------------------------------------------------------------------
  Net Realized Gain                                             14,332,077
-------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
  Investments:
   Beginning of year                                           (34,975,271)
   End of year                                                   4,648,612
-------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                       39,623,883
-------------------------------------------------------------------------
Net Gain on Investments                                         53,955,960
-------------------------------------------------------------------------
Increase in Net Assets From Operations                        $ 53,234,575
-------------------------------------------------------------------------

                      See Notes to Financial Statements.

    12 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS               FOR THE YEARS ENDED APRIL 30,


                                                        2004           2003
--------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                     $    (721,385) $     640,600
  Net realized gain (loss)                            14,332,077   (163,812,830)
  Increase in net unrealized appreciation             39,623,883     46,264,265
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                         53,234,575   (116,907,965)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6):
  Net investment income                                 (641,438)            --
--------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                         (641,438)            --
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                    10,263,570      4,981,902
  Net asset value of shares issued for
   reinvestment of dividends                             589,713             --
  Cost of shares reacquired                          (58,552,566)   (84,009,286)
--------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                      (47,699,283)   (79,027,384)
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      4,893,854   (195,935,349)

NET ASSETS:
  Beginning of year                                  231,663,326    427,598,675
--------------------------------------------------------------------------------
  End of year*                                      $236,557,180  $ 231,663,326
--------------------------------------------------------------------------------
* Includes undistributed net investment income of:            --       $640,600
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    13 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value Fund ("Fund") (formerly known as Smith Barney Premier Selections Large Cap Fund), a separate non-diversified investment fund of the Smith Barney Investment Funds Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company consists of this Fund and eight other separate investment funds:
Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Small Cap Growth Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Small Cap Value Fund, Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund (formerly known as Smith Barney Premier Selections All Cap Growth Fund), Smith Barney Multiple Discipline Funds -- Global All Cap Growth and Value Fund (formerly known as Smith Barney Premier Selections Global Growth Fund) and Smith Barney Group Spectrum Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, in the absence of sales, at the mean between the closing bid and asked prices; over-the-counter securities for which no sales were reported on that date are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. At April 30, 2004, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss and overdistributed net investment income amounting to $721,385 and $838, respectively, were reclassified to paid-in-capital. Net investment income, net realized gains and net assets were not affected by this change; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

    14 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended April 30, 2004, the Fund paid transfer agent fees of $246,808 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

On April 29, 2004, the Fund's Class L shares were renamed as Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended April 30, 2004, CGM and its affiliates received sales charges of approximately $65,000 and $9,000 on sales of the Fund's Class A and C shares, respectively. In addition, for the year ended April 30, 2004, CDSCs paid to CGM and its affiliates were approximately $192,000 for Class B shares.

For the year ended April 30, 2004, CGM and its affiliates received brokerage commissions of $17,423.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the year ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-----------------------------------------------
Purchases                           $138,334,897
-----------------------------------------------
Sales                                182,272,664
-----------------------------------------------

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

------------------------------------------------
Gross unrealized appreciation       $ 25,315,051
Gross unrealized depreciation        (21,427,651)
------------------------------------------------
Net unrealized appreciation         $  3,887,400
------------------------------------------------

    15 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended April 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                    Class A   Class B   Class C
----------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees   $142,157 $1,101,599 $779,418
---------------------------------------------------------------

For the year ended April 30, 2004, total Transfer Agency Service expenses were as follows:

                                    Class A Class B  Class C
------------------------------------------------------------
Transfer Agency Service Expenses    $52,761 $100,489 $79,246
-----------------------------------------------------------

For the year ended April 30, 2004, total Shareholder Communication expenses were as follows:

                                    Class A Class B Class C
-----------------------------------------------------------
Shareholder Communication Expenses  $10,834 $26,121 $18,077
----------------------------------------------------------

6. Distributions Paid to Shareholders by Class

                                      Year Ended     Year Ended
                                    April 30, 2004 April 30, 2003
-----------------------------------------------------------------
Net Investment Income
Class A                                $467,949          --
Class B                                  96,873          --
Class C                                  76,616          --
----------------------------------------------------------------
Total                                  $641,438          --
----------------------------------------------------------------

7. Capital Shares

At April 30, 2004, the Company had 10 billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

    16 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

Transactions in shares of each class were as follows:

                            Year Ended                Year Ended
                          April 30, 2004            April 30, 2003
                     ------------------------  ------------------------
                       Shares       Amount       Shares       Amount
------------------------------------------------------------------------
Class A
Shares sold             569,345  $  4,587,553     220,131  $  1,586,505
Shares issued on
 reinvestment            50,532       428,516          --            --
Shares reacquired    (1,422,081)  (11,522,230) (2,559,537)  (18,400,445)
-----------------------------------------------------------------------
Net Decrease           (802,204) $ (6,506,161) (2,339,406) $(16,813,940)
-----------------------------------------------------------------------
Class B
Shares sold             307,509  $  2,491,973     266,264  $  1,881,304
Shares issued on
 reinvestment            10,773        88,986          --            --
Shares reacquired    (3,615,492)  (28,183,207) (5,171,677)  (36,515,921)
-----------------------------------------------------------------------
Net Decrease         (3,297,210) $(25,602,248) (4,905,413) $(34,634,617)
-----------------------------------------------------------------------
Class C+
Shares sold             389,549  $  3,184,044     214,031  $  1,514,093
Shares issued on
 reinvestment             8,742        72,211          --            --
Shares reacquired    (2,403,096)  (18,847,129) (4,092,649)  (29,092,920)
-----------------------------------------------------------------------
Net Decrease         (2,004,805) $(15,590,874) (3,878,618) $(27,578,827)
-----------------------------------------------------------------------

+ On April 29, 2004, Class L shares were renamed as Class C shares.

8. Capital Loss Carryforward

At April 30, 2004, the Fund had, for Federal income tax purposes, approximately $167,528,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on April 30 of the year indicated:

                        2010        2011        2012
--------------------------------------------------------
Carryforward Amounts $18,808,000 $88,347,000 $60,373,000
--------------------------------------------------------

9. Income Tax Information and Distributions to Shareholders

At April 30, 2004, the tax basis components of distributable earnings were:

-------------------------------------------------
Accumulated capital losses          $(167,527,818)
-------------------------------------------------
Unrealized appreciation                 3,887,400
-------------------------------------------------

At April 30, 2004, the difference between book basis and tax basis unrealized appreciation and depreciation was attributable primarily to wash sale loss deferrals.

The tax character of distributions paid during the years ended April 30, 2004 and 2003 was:

                                      2004   2003
-------------------------------------------------
Ordinary income                     $641,438  --
------------------------------------------------

    17 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

10.Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended, eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

11.Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

    18 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Class A Shares                           2004/(1)/ 2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)(2)/
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $6.89     $9.55     $11.10     $12.34      $11.40
------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                       0.02      0.06       0.03       0.03        0.02
 Net realized and unrealized gain (loss)     1.71     (2.72)     (1.58)     (1.12)       0.92
------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          1.73     (2.66)     (1.55)     (1.09)       0.94
------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.07)       --         --         --          --
 Net realized gains                            --        --         --      (0.15)         --
 Capital                                       --        --         --      (0.00)*        --
------------------------------------------------------------------------------------------------
Total Distributions                         (0.07)       --         --      (0.15)         --

------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $8.55     $6.89      $9.55     $11.10      $12.34
------------------------------------------------------------------------------------------------
Total Return                                25.09%   (27.85)%   (13.96)%    (8.93)%      8.25%++
------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $56,898   $51,360    $93,551   $132,618    $172,141
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.16%     1.19%      1.18%      1.16%       1.17%+
 Net investment income                       0.29      0.81       0.34       0.27        0.29+
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        58%       55%        37%        10%         15%
------------------------------------------------------------------------------------------------

Class B Shares                           2004/(1)/ 2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)(2)/
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $6.70     $9.35     $10.96     $12.28      $11.40
------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)               (0.04)     0.00*     (0.04)     (0.06)      (0.04)
 Net realized and unrealized gain (loss)     1.66     (2.65)     (1.57)     (1.11)       0.92
------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          1.62     (2.65)     (1.61)     (1.17)       0.88
------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.01)       --         --         --          --
 Net realized gains                            --        --         --      (0.15)         --
 Capital                                       --        --         --      (0.00)*        --
------------------------------------------------------------------------------------------------
Total Distributions                         (0.01)       --         --      (0.15)         --
------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $8.31     $6.70      $9.35     $10.96      $12.28
------------------------------------------------------------------------------------------------
Total Return                                24.14%   (28.34)%   (14.69)%    (9.63)%      7.72%++
------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $104,478  $106,276   $194,364   $278,048    $348,987
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.91%     1.94%      1.92%      1.93%       1.94%+
 Net investment income (loss)               (0.47)     0.06      (0.41)     (0.51)      (0.48)+
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        58%       55%        37%        10%         15%
------------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the period August 31, 1999 (inception date) to April 30, 2000.
* Amount represents less than $0.01 per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

    19 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Class C Shares/(1)/                      2004/(2)/ 2003/(2)/ 2002/(2)/  2001/(2)/  2000/(2)(3)/
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $6.70     $9.35     $10.96     $12.28      $11.40
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)              (0.04)     0.00*     (0.04)     (0.06)      (0.04)
 Net realized and unrealized gain (loss)    1.66     (2.65)     (1.57)     (1.11)       0.92
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         1.62     (2.65)     (1.61)     (1.17)       0.88
----------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                     (0.01)       --         --         --          --
 Net realized gains                           --        --         --      (0.15)         --
 Capital                                      --        --         --      (0.00)*        --
----------------------------------------------------------------------------------------------
Total Distributions                        (0.01)       --         --      (0.15)         --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $8.31     $6.70      $9.35     $10.96      $12.28
----------------------------------------------------------------------------------------------
Total Return                               24.15%   (28.34)%   (14.69)%    (9.63)%      7.72%++
----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $75,181   $74,027   $139,684   $207,209    $262,750
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   1.92%     1.93%      1.92%      1.93%       1.93%+
 Net investment income (loss)              (0.48)     0.07      (0.41)     (0.51)      (0.48)+
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       58%       55%        37%        10%         15%
----------------------------------------------------------------------------------------------

(1)On April 29, 2004, Class L shares were renamed as Class C shares.
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period August 31, 1999 (inception date) to April 30, 2000.
* Amount represents less than $0.01 per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

    20 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Smith Barney Investment Funds Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value Fund (formerly known as Smith Barney Premier Selections Large Cap Fund) ("Fund'') of Smith Barney Investment Funds Inc. as of April 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended and for the period from August 31, 1999 (commencement of operations) to April 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period from August 31, 1999 to April 30, 2000, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

New York, New York
June 18, 2004

    21 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Directors and Officers
The business and affairs of the Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value Fund ("Fund") (formerly known as Smith Barney Premier Selections Large Cap Fund) are managed under the direction of the Board of Directors of Smith Barney Investment Funds Inc. ("Company"). Information pertaining to the Directors and certain officers of the Company is set forth below. The Statement of Additional Information includes additional information about the Company's Directors and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                                      Number of
                                                     Term of                                        Portfolios in        Other
                                                   Office* and                                       Fund Complex        Board
Name, Address and                 Position(s) Held  Length of       Principal Occupation(s)          Overseen by       Memberships
Age                                  with Fund     Time Served      During Past Five Years             Director     Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:

Paul R. Ades                          Director        Since    Law Firm of Paul R. Ades, PLLC              15              None
Paul R. Ades, PLLC                                    1994     (from April 2000 to Present);
181 West Main Street                                           Partner in Law Firm of Murov &
Suite C                                                        Ades, Esqs. (from November 1970
Babylon, NY 11702                                              to March 2000)
Age 63

Dwight B. Crane                       Director        Since    Professor, Harvard Business School          49              None
Harvard Business                                      1981
 School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Frank G. Hubbard                      Director        Since    President of Avatar International, Inc.     15              None
Avatar                                                1993     (business development) (since 1998);
 International, Inc.                                           Vice President of S&S Industries
87 Whittredge Road                                             (chemical distribution) (from 1995 to
Summit, NJ 07901                                               1998)
Age 66

Jerome H. Miller                      Director        Since    Retired                                     15              None
c/o R. Jay Gerken                                     1998
Citigroup Asset Management ("CAM")
399 Park Avenue,
 4th Floor
New York, NY 10022
Age 65

Ken Miller                            Director        Since    President of Young Stuff Apparel            15              None
Young Stuff Apparel                                   1994     Group, Inc. (since 1963)
 Group, Inc.
930 Fifth Avenue
Suite 610
New York, NY 10021
Age 62

    22 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

                                                                                          Number of
                                         Term of                                        Portfolios in      Other
                                       Office* and                                      Fund Complex       Board
Name, Address and    Position(s) Held   Length of        Principal Occupation(s)         Overseen by    Memberships
Age                     with Fund      Time Served       During Past Five Years           Director    Held by Director
----------------------------------------------------------------------------------------------------------------------
Interested Director:

R. Jay Gerken, CFA** Chairman,            Since    Managing Director of Citigroup            221            None
CAM                  President            2002     Global Markets Inc. ("CGM");
399 Park Avenue,     and Chief                     Chairman, President and Chief
 4th Floor           Executive Officer             Executive Officer of Smith Barney
New York, NY 10022                                 Fund Management LLC ("SBFM"),
Age 52                                             Travelers Investment Adviser, Inc.
                                                   ("TIA") and Citi Fund Management
                                                   Inc. ("CFM"); President and Chief
                                                   Executive Officer of certain mutual
                                                   funds associated with Citigroup
                                                   Inc. ("Citigroup"); Formerly,
                                                   Portfolio Manager of Smith Barney
                                                   Allocation Series Inc. (from 1996 to
                                                   2001) and Smith Barney Growth
                                                   and Income Fund (from 1996
                                                   to 2000)

Officers:

Andrew B. Shoup      Senior Vice          Since    Director of CAM; Senior Vice              N/A            N/A
CAM                  President            2003     President and Chief Administrative
125 Broad Street,    and Chief                     Officer of mutual funds associated
 11th Floor          Administrative                with Citigroup; Treasurer of certain
New York, NY 10004   Officer                       mutual funds associated with
Age 47                                             Citigroup; Head of International
                                                   Funds Administration of CAM
                                                   (from 2001 to 2003); Director of
                                                   Global Funds Administration of
                                                   CAM (from 2000 to 2001); Head
                                                   of U.S. Citibank Funds
                                                   Administration of CAM (from 1998
                                                   to 2000)

Alan J. Blake CAM    Vice President       Since    Managing Director of CGM;                 N/A            N/A
399 Park Avenue,     and Investment       1999     Investment Officer of SBFM
4th Floor New York,  Officer
NY 10022 Age 55

John B. Cunningham,  Vice President       Since    Managing Director of CGM and              N/A            N/A
 CFA                 and Investment       2003     Salomon Brothers Asset
CAM                  Officer                       Management Inc; Investment
399 Park Avenue,                                   Officer of SBFM
 4th Floor
New York, NY 10022
Age 39

Kirstin Mobyed       Vice President       Since    Director of CGM; Investment               N/A            N/A
CAM                  and Investment       2004     Officer of SBFM
399 Park Avenue,     Officer
 4th Floor
New York, NY 10022
Age 34

Roger Paradiso       Vice President       Since    Managing Director of CGM;                 N/A            N/A
CAM                  and Investment       2004     Investment Officer of SBFM
399 Park Avenue,     Officer
 4th Floor
New York, NY 10022
Age 37

    23 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

                                                                                        Number of
                                        Term of                                       Portfolios in      Other
                                      Office* and                                     Fund Complex       Board
Name, Address and    Position(s) Held  Length of        Principal Occupation(s)        Overseen by    Memberships
Age                     with Fund     Time Served       During Past Five Years          Director    Held by Director
--------------------------------------------------------------------------------------------------------------------
Andrew Beagley       Chief Anti-Money    Since    Director of CGM (since 2000);            N/A            N/A
CAM                  Laundering          2002     Director of Compliance, North
399 Park Avenue,     Compliance                   America, CAM (since 2000); Chief
 4th Floor           Officer                      Anti-Money Laundering
New York, NY 10022                                Compliance Officer and Vice
Age 41                                            President of certain mutual funds
                                                  associated with Citigroup; Director
                                                  of Compliance, Europe, the Middle
                                                  East and Africa, CAM (from 1999
                                                  to 2000); Compliance Officer,
                                                  Salomon Brothers Asset
                                                  Management Limited, Smith Barney
                                                  Global Capital Management Inc.,
                                                  Salomon Brothers Asset
                                                  Management Asia Pacific Limited
                                                  (from 1997 to 1999)

Kaprel Ozsolak       Controller          Since    Vice President of CGM; Controller        N/A            N/A
CAM                                      2002     of certain mutual funds associated
125 Broad Street,                                 with Citigroup
 11th Floor
New York, NY 10004
Age 38

Robert I. Frenkel    Secretary and       Since    Managing Director and General            N/A            N/A
CAM                  Chief Legal         2003     Counsel of Global Mutual Funds
300 First Stamford   Officer                      for CAM and its predecessor (since
 Place, 4th Floor                                 1994); Secretary of CFM (from
Stamford, CT 06902                                2001 to 2004); Secretary and Chief
Age 48                                            Legal Officer of certain mutual
                                                  funds associated with Citigroup

--------
* Each Director and officer serves until his or her successor has been duly elected and qualified.
**Mr. Gerken is an "interested person" of the Company as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


    24 Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value
                           Fund | 2004 Annual Report

 TAX INFORMATION (UNAUDITED)


For Federal tax purposes the Fund hereby designates for the fiscal year ended April 30, 2004:

    . For corporate shareholders, the percentage of ordinary dividends that qualify for the dividends received deduction is 100.00%.

    . For taxable non-corporate shareholders, the maximum amount allowable of qualifying dividends for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003. The amount of qualified dividend income distributed by the Fund is provided to shareholders on their Form 1099-Div annually.

                                 SMITH BARNEY
                           MULTIPLE DISCIPLINE FUNDS
                        LARGE CAP GROWTH AND VALUE FUND



          DIRECTORS                    OFFICERS (continued)
          Paul R. Ades                 Kaprel Ozsolak
          Dwight B. Crane              Controller
          R. Jay Gerken, CFA
            Chairman                   Robert I. Frenkel
          Frank G. Hubbard             Secretary and
          Jerome H. Miller             Chief Legal Officer
          Ken Miller
                                       INVESTMENT MANAGER
          OFFICERS                     Smith Barney Fund
          R. Jay Gerken, CFA             Management LLC
          President and Chief
          Executive Officer            DISTRIBUTORS
                                       Citigroup Global Markets Inc.
          Andrew B. Shoup              PFS Distributors, Inc.
          Senior Vice President and
          Chief Administrative Officer CUSTODIAN
                                       State Street Bank and
          Alan J. Blake                  Trust Company
          Vice President and
          Investment Officer           TRANSFER AGENT
                                       Citicorp Trust Bank, fsb.
          John B. Cunningham, CFA      125 Broad Street, 11th Floor
          Vice President and           New York, New York 10004
          Investment Officer
                                       SUB-TRANSFER AGENTS
          Kirstin Mobyed               PFPC Inc.
          Vice President and           P.O. Box 9699
          Investment Officer           Providence, Rhode Island
                                       02940-9699
          Roger Paradiso
          Vice President and           Primerica Shareholder Services
          Investment Officer           P.O. Box 9662
                                       Providence, Rhode Island
          Andrew Beagley               02940-9662
          Chief Anti-Money Laundering
          Compliance Officer

Smith Barney Investment Funds Inc.

Smith Barney Multiple Discipline Funds
Large Cap Growth and Value Fund
The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a Maryland corporation.




A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Multiple Discipline Funds --Large Cap Growth and Value Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS
LARGE CAP GROWTH AND VALUE FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com


(C)2004 Citigroup Global Markets Inc. Member NASD, SIPC

FD01903 6/04                                                             04-6770

ITEM 2.         CODE OF ETHICS.

                The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                The Board of Directors of the registrant has determined that Dwight B. Crane, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                (a) Audit Fees for Smith Barney Investment Funds Inc. were $100,250 and $100,250 for the years ended 4/30/04 and
                        4/30/03.

                (b) Audit-Related Fees for Smith Barney Investment Funds Inc. were $0 and $0 for the years ended 4/30/04 and 4/30/03.

                (c) Tax Fees for Smith Barney Investment Funds Inc. were $9,900 and $9,500 for the years ended 4/30/04 and 4/30/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Investment Funds Inc.

                (d) There were no all other fees for Smith Barney Investment Funds Inc. for the years ended 4/30/04 and 4/30/03.

                (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

                        The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

                        The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation;
                        (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                        Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

                (f)     N/A

                (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

                (h) Yes. The Smith Barney Investment Funds Inc.'s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Investment Funds Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Code of Ethics attached hereto.

                Exhibit 99.CODE ETH

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.


By:     /s/ R. Jay Gerken
        -----------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Investment Funds Inc.

Date:   July 8, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        -----------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Investment Funds Inc.

Date:   July 8, 2004


By:     /s/ Andrew B. Shoup
        -----------------------------------
        (Andrew B. Shoup)
        Chief Administrative Officer of
        Smith Barney Investment Funds Inc.

Date:   July 8, 2004